Employee benefits	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements [Abstract]
Pension And Other Postretirement Benefits Disclosure Text Block

Note 34 – Employee benefits

Pension and benefit restoration plans

Certain employees of BPPR are covered by non-contributory defined benefit pension plans. Pension benefits are based on age, years of credited service, and final average compensation.

BPPR's non-contributory, defined benefit retirement plan is currently closed to new hires and to employees who at December 31, 2005 were under 30 years of age or were credited with less than 10 years of benefit service. Effective May 1, 2009, the accrual of the benefits under the BPPR retirement plan (the “P.R. Plans”) were frozen to all participants. Pursuant to the amendment, the retirement plan participants will not receive any additional credit for compensation earned and service performed after April 30, 2009 for purposes of calculating benefits under the retirement plan. The retirement plan's benefit formula is based on a percentage of average final compensation and years of service. Normal retirement age under the retirement plans is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the BPPR retirement plan are subject to the U.S. and PR Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the retirement plan due to U.S. and PR Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements. The freeze applied to the restoration plan as well.

In October 2011, the Corporation implemented a voluntary retirement program for retirement-eligible active participants of the pension plan. Under the voluntary retirement program, a participant who elected to retire as of February 1, 2012 was provided a benefit equal to one-year of their current base pay rate. Approximately, 958 participants were eligible for the voluntary retirement program and 369 participants retired under the program. Participants could elect to receive their program benefit in the form of a lump sum on February 1, 2012 or as an immediate annuity commencing on such date. The pension plan benefit obligation reflects the retirement for all employees who accepted the voluntary retirement program.

During 2013 the Corporation offered a Lump Sum Distribution to terminated vested participants whose deferred pension has a current value of up to $40 thousand. The acceptance of this offer was voluntary and relieved the Corporation of all future obligations related to the terminated vested participants who accepted the offer. Approximately 1,859 participants were eligible to elect the Lump Sum Distribution and 1,081 participants accepted the offer.

The Corporation's funding policy is to make annual contributions to the plans, when necessary, in amounts which fully provide for all benefits as they become due under the plans.

The Corporation's pension fund investment strategy is to invest in a prudent manner for the exclusive purpose of providing benefits to participants. A well defined internal structure has been established to develop and implement a risk-controlled investment strategy that is targeted to produce a total return that, when combined with the bank's contributions to the fund, will maintain the fund's ability to meet all required benefit obligations. Risk is controlled through diversification of asset types, such as investments in domestic and international equities and fixed income.

Equity investments include various types of stock and index funds. Also, this category includes Popular, Inc.'s common stock. Fixed income investments include U.S. Government securities and other U.S. agencies' obligations, corporate bonds, mortgage loans, mortgage-backed securities and index funds, among others. A designated committee periodically reviews the performance of the pension plans' investments and assets allocation. The Trustee and the money managers are allowed to exercise investment discretion, subject to limitations established by the pension plans' investment policies. The plans forbid money managers to enter into derivative transactions, unless approved by the Trustee.

The overall expected long-term rate-of-return-on-assets assumption reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the benefit obligation. The assumption has been determined by reflecting expectations regarding future rates of return for the plan assets, with consideration given to the distribution of the investments by asset class and historical rates of return for each individual asset class. This process is reevaluated at least on an annual basis and if market, actuarial and economic conditions change, adjustments to the rate of return may come into place.

The plans' target allocation based on market value for years 2013 and 2012, by asset category, is summarized in the table below.

	Minimum allotment	Maximum allotment
Equity	0%	70%
Debt securities	0%	100%
Cash and cash equivalents	0%	100%

The following table presents the composition of the assets of the pension and benefit restoration plans.

(In thousands)	2013	2012
Obligations of the U.S. Government and its agencies	$198,992	$162,542
Corporate bonds and debentures	43,885	43,006
Equity securities	238,792	268,669
Index fund - equity	33,347	31,133
Index fund - fixed income	-	2,548
Foreign equity fund	87,336	86,947
Foreign index fund	43,711	19,847
Commodity fund	16,451	19,088
Mortgage-backed securities	12,950	10,479
Private equity investments	922	1,428
Cash and cash equivalents	27,456	16,773
Accrued investment income	1,640	1,420
Total assets	$705,482	$663,880

Until September 30, 2013 certain assets of the plans were maintained, for investment purposes only in a Master Trust (the “Master Trust”). Neither the pension or benefit restoration plan had any interest in the specific assets of the Master Trust, but maintained beneficial interests in such assets. The Master Trust was managed by the Trust Division of BPPR and by several investment managers.

At December 31, 2012, the pension and restoration plans' interest in the net assets of the Master Trust was 100%. At September 30, 2013 the Master Trust was dissolved and all the investments were allocated to the plans based on their relative interest on the net assets of the Master Trust.

The following table sets forth by level, within the fair value hierarchy, the plans' assets at fair value at December 31, 2013 and 2012.

	2013				2012
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Obligations of the U.S. Government and its agencies	$-	$198,992	$-	$198,992	$-	$162,542	$-	$162,542
Corporate bonds and debentures	-	43,885	-	43,885	-	43,006	-	43,006
Equity securities	238,792	-	-	238,792	268,669	-	-	268,669
Index fund - equity	33,347	-	-	33,347	31,133	-	-	31,133
Index fund - fixed income	-	-	-	-	-	2,548	-	2,548
Foreign equity fund	-	87,336	-	87,336	-	86,947	-	86,947
Foreign index fund	-	43,711	-	43,711	-	19,847	-	19,847
Commodity fund	-	16,451	-	16,451	-	19,088	-	19,088
Mortgage-backed securities	-	12,950	-	12,950	-	10,479	-	10,479
Private equity investments	-	-	922	922	-	-	1,428	1,428
Cash and cash equivalents	27,456	-	-	27,456	16,773	-	-	16,773
Accrued investment income	-	-	1,640	1,640	-	-	1,420	1,420
Total assets	$299,595	$403,325	$2,562	$705,482	$316,575	$344,457	$2,848	$663,880

The closing prices reported in the active markets in which the securities are traded are used to value the investments.

Following is a description of the valuation methodologies used for investments measured at fair value:

  Obligations of U.S. Government and its agencies - The fair value of Obligations of U.S. Government and agencies obligations is based on an active exchange market and is based on quoted market prices for similar securities. These securities are classified as Level 2. U.S. agency structured notes are priced based on a bond's theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.
  Corporate bonds and debentures - Corporate bonds and debentures are valued at fair value at the closing price reported in the active market in which the bond is traded. These securities are classified as Level 2.
  Equity securities - Equity securities with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.
  Investments in index funds - Equity with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.
  Investments in index funds – Fixed income, foreign equity, foreign index and commodity funds are valued at the net asset value (NAV) of shares held by the plan at year end. These securities are classified as Level 2.
  Mortgage-backed securities - Certain agency mortgage and other asset backed securities (“MBS”) are priced based on a bond's theoretical value from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2.
  Private equity investments - Private equity investments include an investment in a private equity fund. The fund value is recorded at its net asset value (NAV) which is affected by the changes in the fair market value of the investments held in the fund. This fund is classified as Level 3.
  Cash and cash equivalents - The carrying amount of cash and cash equivalents is a reasonable estimate of the fair value since it is available on demand or due to their short-term maturity.
  Accrued investment income – Given the short-term nature of these assets, their carrying amount approximates fair value. Since there is a lack of observable inputs related to instrument specific attributes, these are reported as Level 3.

The preceding valuation methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table presents the change in Level 3 assets measured at fair value.

(In thousands)	2013	2012
Balance at beginning of year	$2,848	$3,448
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	(286)	(446)
Actual return on plan assets (gain (loss)) relating to instruments sold during the year	-	-
Settlements	-	(154)
Transfers in and / or out of Level 3	-	-
Balance at end of year	$2,562	$2,848

There were no transfers in and/or out of Level 3 for financial instruments measured at fair value on a recurring basis during the years ended December 31, 2013 and 2012. There were no transfers in and/or out of Level 1 and Level 2 during the years ended December 31, 2013 and 2012.

Information on the shares of common stock held by the pension and restoration plans is provided in the table that follows.

	2013	2012
Shares of Popular, Inc. common stock	274,572	274,572
Fair value of shares of Popular, Inc. common stock	$7,888,454	$5,708,352
Dividends paid on shares of Popular, Inc. common stock held by the plan	$-	$-

The following table sets forth the aggregate status of the plans and the amounts recognized in the consolidated financial statements at December 31, 2013 and 2012.

	Pension plan		Benefit restoration plans
(In thousands)	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$751,605	$706,449	$40,051	$36,439
Interest cost	27,863	29,981	1,493	1,572
Actuarial (gain) loss	(76,997)	64,103	(4,169)	3,287
Benefits paid	(49,075)	(48,928)	(1,279)	(1,247)
Benefit obligation at end of year	$653,396	$751,605	$36,096	$40,051
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$625,519	$551,141	$30,616	$28,382
Actual return on plan assets	94,855	65,306	4,795	3,430
Employer contributions	-	58,000	51	51
Benefits paid	(49,075)	(48,928)	(1,279)	(1,247)
Fair value of plan assets at end of year	$671,299	$625,519	$34,183	$30,616
Amounts recognized in accumulated other comprehensive loss:
Net loss	$147,677	$297,765	$6,928	$15,055
Accumulated other comprehensive loss (AOCL)	$147,677	$297,765	$6,928	$15,055
Reconciliation of net assets (liabilities):
Net liabilities at beginning of year	$(126,086)	$(155,308)	$(9,434)	$(8,057)
Amount recognized in AOCL at beginning of year, pre-tax	297,765	281,431	15,055	14,387
Amount prepaid at beginning of year	171,679	126,123	5,621	6,330
Net periodic benefit cost	(6,099)	(12,444)	(656)	(760)
Contributions	-	58,000	51	51
Amount prepaid at end of year	165,580	171,679	5,016	5,621
Amount recognized in AOCL	(147,677)	(297,765)	(6,928)	(15,055)
Net assets (liabilities) at end of year	$17,903	$(126,086)	$(1,912)	$(9,434)

The table below presents a breakdown of the plans' assets and liabilities at December 31, 2013 and 2012.

	Pension plan		Benefit restoration plans
(In thousands)	2013	2012	2013	2012
Non-current assets	$17,903	$-	$504	$-
Current liabilities	-	-	51	51
Non-current liabilities	-	126,086	2,365	9,384

The following table presents the funded status of the plans at year end December 31, 2013 and 2012.

	Pension Plan		Tax Qualified Restoration Plan		Benefit Restoration Plan
(In thousands)	2013	2012	2013	2012	2013	2012
Benefit obligation at end of year	$(653,396)	$(751,605)	$(33,679)	$(37,461)	$(2,416)	$(2,589)
Fair value of plan assets at end of year	671,299	625,519	34,183	30,616	-	-
Funded status at year end	$17,903	$(126,086)	$504	$(6,845)	$(2,416)	$(2,589)

The following table presents the change in accumulated other comprehensive loss (“AOCL”), pre-tax, for the years ended December 31, 2013 and 2012.

(In thousands)	Pension plan		Benefit restoration plans
	2013	2012	2013	2012
Accumulated other comprehensive loss at beginning of year	$297,765	$281,431	$15,055	$14,387
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(21,452)	(21,703)	(1,330)	(1,294)
Occurring during the year:
Net actuarial (gains) losses	(128,636)	38,037	(6,797)	1,962
Total (decrease) increase in AOCL	(150,088)	16,334	(8,127)	668
Accumulated other comprehensive loss at end of year	$147,677	$297,765	$6,928	$15,055

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during 2014.

(In thousands)	Pension plan	Benefit restoration plans
Net loss	$8,075	$431

The following table presents information for plans with an accumulated benefit obligation in excess of plan assets.

	Pension plan		Benefit restoration plans
(In thousands)	2013	2012	2013	2012
Projected benefit obligation	$-	$751,605	$2,416	$40,051
Accumulated benefit obligation	-	751,605	2,416	40,051
Fair value of plan assets	-	625,519	-	30,616

The following table presents information for plans with an accumulated benefits obligation less than plan assets.

	Pension plan		Benefit restoration plans
(In thousands)	2013	2012	2013	2012
Projected benefit obligation	$653,396	$-	$33,680	$-
Accumulated benefit obligation	653,396	-	33,680	-
Fair value of plan assets	671,299	-	34,183	-

The actuarial assumptions used to determine the benefit obligations at year end were as follows:

	Pension plan		Benefit restoration plans
	2013	2012	2013	2012
Discount rate	4.70%	3.80%	4.70%	3.80%

The following table presents the actuarial assumptions used to determine the components of net periodic benefit cost.

	Pension plan			Benefit restoration plans
	2013	2012	2011	2013	2012	2011
Discount rate	3.80%	4.40%	5.30%	3.80%	4.40%	5.30%
Expected return on plan assets	7.25%	7.60%	8.00%	7.25%	7.60%	8.00%

The following table presents the components of net periodic benefit cost.

	Pension plan			Benefit restoration plans
(In thousands)	2013	2012	2011	2013	2012	2011
Interest cost	$27,863	$29,981	$31,139	$1,493	$1,572	$1,581
Expected return on plan assets	(43,216)	(39,240)	(43,361)	(2,167)	(2,105)	(1,803)
Recognized net actuarial loss	21,452	21,703	11,314	1,330	1,294	591
Net periodic benefit (credit) cost	6,099	12,444	(908)	656	761	369
Termination benefit loss	-	-	15,559	-	-	-
Total benefit cost	$6,099	$12,444	$14,651	$656	$761	$369

The Corporation expects to pay the following contributions to the benefit plans during 2014.

(In thousands)	2014
Pension plan	$-
Benefit restoration plans	$51

Benefit payments projected to be made from the pension and benefit restoration plans are presented in the table below.

(In thousands)	Pension plan	Benefit restoration plans
2014	$36,850	$1,604
2015	36,755	1,862
2016	37,323	1,983
2017	37,999	2,102
2018	38,606	2,182
2019 - 2023	199,925	11,829

Postretirement health care benefits

In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees. Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR. Certain employees who elected to retire as of February 1, 2012 under the voluntary retirement program were also eligible to receive postretirement health care benefits.

The Corporation amended the postretirement health care benefits plan effective January 1, 2014 to increase the participant's share of the plan cost. The postretirement health care benefit obligation as of December 31, 2013 reflects such amendments to the plan.

The following table presents the status of the Corporation's unfunded postretirement health care benefit plan and the related amounts recognized in the consolidated financial statements at December 31, 2013 and 2012.

(In thousands)	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of the year	$183,611	$180,989
Service cost	2,257	2,190
Interest cost	6,848	7,801
Amendments	(18,670)	-
Benefits paid	(7,066)	(7,348)
Actuarial (gain) loss	(21,248)	$(21)
Benefit obligation end of year	$145,732	183,611
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$(18,670)	$-
Net loss	12,346	35,486
Accumulated other comprehensive (gain) loss	$(6,324)	$35,486
Reconciliation of net liability:
Net liability at beginning of year	$(183,611)	$(180,989)
Amount recognized in accumulated other comprehensive loss at beginning of year, pre-tax	35,486	37,469
Amount accrued at beginning of year	(148,125)	(143,520)
Net periodic benefit cost	(10,997)	(11,953)
Contributions	7,066	7,348
Amount accrued at end of year	(152,056)	(148,125)
Amount recognized in accumulated other comprehensive gain (loss)	6,324	(35,486)
Net liability at end of year	$(145,732)	$(183,611)

The table below presents a breakdown of the liability associated with the postretirement health care benefit plan.

(In thousands)	2013	2012
Current liabilities	$6,199	$6,811
Non-current liabilities	139,532	176,800

The following table presents the funded status of the postretirement health care benefit plan at year end December 31, 2013 and 2012.

(In thousands)	2013	2012
Benefit obligation at end of year	$(145,732)	$(183,611)
Fair value of plan assets at end of year	-	-
Funded status at year end	(145,732)	(183,611)

The following table presents the changes in accumulated other comprehensive loss (income), pre-tax, for the postretirement health care benefit plan.

(In thousands)	2013	2012
Accumulated other comprehensive loss at beginning of year	$35,486	$37,469
Increase (decrease) in accumulated other comprehensive loss :
Recognized during the year:
Prior service credit	-	200
Amortization of actuarial losses	(1,892)	(2,162)
Occurring during the year:
Prior service cost (credit)	(18,670)	-
Net actuarial (gains) losses	(21,248)	(21)
Total increase (decrease) in accumulated other comprehensive loss	(41,810)	(1,983)
Accumulated other comprehensive (income) loss at end of year	$(6,324)	$35,486

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost for the postretirement health care benefit plan during 2014.

(In thousands)	2014
Net prior service credit	$(3,800)

The following table presents the components of net periodic postretirement health care benefit cost.

(In thousands)	2013	2012	2011
Service cost	$2,257	$2,190	$2,016
Interest cost	6,848	7,801	8,543
Amortization of prior service credit	-	(200)	(961)
Recognized net actuarial loss (gain)	1,892	2,162	1,068
Net periodic benefit cost	10,997	11,953	10,666
Temporary deviation loss	-	-	437
Total benefit cost	$10,997	$11,953	$11,103

The following tables present the discount rate and assumed health care cost trend rates used to determine the benefit obligation and the net periodic benefit cost for the postretirement health care benefit plan.

To determine benefit obligation:	2013	2012
Discount rate	4.80%	3.80%
Initial health care cost trend rates	7.50%	6.50%
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2016

To determine net periodic benefit cost:	2013	2012	2011
Discount rate	3.80%	4.40%	5.30%
Initial health care cost trend rates:
Medicare Advantage plans	6.50%	25.00%	25.00%
All other plans	6.50	7.00	6.50
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2016	2014

Assumed health care trend rates generally have a significant effect on the amounts reported for a health care plan. The following table presents the effects of changes in the assumed health care cost trend rates.

	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components	$290	$(363)
Effect on postretirement benefit obligation	$5,635	$(6,684)

The following table presents information for the postretirement health care benefit plan with an accumulated benefit obligation in excess of plan assets.

(In thousands)	2013	2012
Projected benefit obligation	$145,732	$183,611
Accumulated benefit obligation	145,732	183,611
Fair value of plan assets	-	-

The Corporation expects to contribute $6.2 million to the postretirement benefit plan in 2014 to fund current benefit payment requirements.

Benefit payments projected to be made on the postretirement health care benefit plan are presented in the following table.

(In thousands)
2014	$6,199
2015	6,358
2016	6,662
2017	7,094
2018	7,499
2019 - 2023	42,500

Savings plans

The Corporation also provides defined contribution savings plans pursuant to Section 1081.01(d) of the Puerto Rico Internal Revenue Code and Section 401(k) of the U.S. Internal Revenue Code, as applicable, for substantially all the employees of the Corporation. Investments in the plans are participant-directed, and employer matching contributions are determined based on the specific provisions of each plan. Employees are fully vested in the employer's contribution after five years of service. Effective March 20, 2009, the savings plans were amended to suspend the employer matching contribution to the plan. This matching contribution was restored on April 2013. The cost of providing these benefits in the year ended December 31, 2013 was $3.6 million. The Corporation did not incur costs associated to the matching contributions during the years ended December 31, 2012 and 2011.

The plans held 1,939,089 (2012 – 2,046,162) shares of common stock of the Corporation with a market value of approximately $55.7 million at December 31, 2013 (2012 - $42.5 million).